Long-Term Borrowings - Summary of Long-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	€ 10,682	€ 11,943
Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	1,292	1,801
Aegon N.V [member] | Not later than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	78	500
Aegon N.V [member] | 1-5 years [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	496	82
Aegon N.V [member] | Over 5 through 10 years [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings		495
Aegon N.V [member] | Over 10 years [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	€ 717	€ 724